Commitments	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 8 – COMMITMENTS:

a.	In April 2011, the Company executed a Commercial License Agreement with Janssen Vaccines & Prevention B.V. (“Janssen”), for incorporating the adenovirus 5 in VB-111 and other drug candidates for cancer for consideration including the following potential future payments:

●	an annual license fee of €100 thousand ($123 thousand) that is linked to Consumer Price Index (in 2020, 2019 and 2018 the Company paid $132 thousand, $138 thousand and $144 thousand, respectively), continuing until the termination of the agreement, which will occur upon (i) the later of the expiration date of the last related patent or 10 years from the first commercial sale of VB-111 or (ii) the termination of the agreement by the Company, which is permitted, upon three months’ written advance notice to Janssen;

●	a milestone payment of €400 thousand ($492 thousand) upon receipt of the first regulatory approval for the marketing of the first indication for each product covered under the agreement; and

●	royalties of 0.5%-2.0% on net sales.

There are no limits or caps on the amount of potential royalties. Pursuant to the agreement, the Company has the right to terminate the agreement by giving Janssen three months’ written notice.

b.	In February 2013, the Company entered into an agreement with Tel Hashomer-Medical Research, Infrastructure and Services Ltd. (“Tel Hashomer”). The agreement with Tel Hashomer provides that the Company will pay 1% of any net sales of any product covered by the intellectual property covered under the agreement and 2% of any consideration received by the Company for granting a license or similar rights to such intellectual property. Such amounts will be recorded as part of the Company’s cost of revenues. In addition, upon the occurrence of an exit event such as a merger, sale of all shares or assets or the closing of an initial public offering such as the IPO, the Company is required to pay to Tel Hashomer 1% of the proceeds received by the Company or its shareholders as the case may be. Royalty and all other payment obligations under this agreement will expire once the Company has paid an aggregate sum of NIS 100 million (approximately $29 million) to Tel Hashomer by way of pay out, exit proceeds and licensing consideration. Amounts previously paid as royalties on any net sales will not be taken into account when calculating this aggregate sum. Amounts payable upon occurrence of an exit event are not considered to be probable until actual occurrence. Upon occurrence of such event, as such event does not represent a substantive milestone with regard to the Company’s intellectual property, the amount to be paid is recorded in the Statement of operations under research and development costs.

Until December 31, 2020, the Company paid Tel Hashomer a total amount of $747 thousand in consideration for the payments received for granting the licenses or similar rights to this intellectual property.

c.	The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products in the research and development of which the Government participates by way of grants. At time the grants were received, successful development of the related project was not assumed. In the case of failure of the project that was partly financed by the Government of Israel, the Company is not obligated to pay any such royalties. Under the terms of the Company’s funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from projects so funded up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of an annual interest based on Libor. As of December 31, 2020, the total additional royalty amount that may be payable by the Company, before the additional Libor interest, is approximately $28.8 million ($36.0 million including interest). To date, the Company has paid the IIA in relation to its licenses agreement royalties of approximately $0.5 million.

In addition, under the Research Law, the Company is prohibited from transferring, including by way of license, the IIA-financed technologies and related intellectual property rights and know-how outside of the State of Israel, except under limited circumstances and only with the approval of the IIA Research Committee. The Company may not receive the required approvals for any proposed transfer and, even if received, may be required to pay the IIA a portion of the consideration that it receives upon any sale of such technology to a non-Israeli entity up to 600% of the grant amounts plus interest.